Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2026	December 31, 2025
Long-term debt and other financial liabilities	70,383	48,758
Less: Deferred financing costs and debt discounts	(1,187)	(857)
Total	69,196	47,901
Less – current portion	(14,489)	(14,327)
Long-term portion	54,707	33,574

Details of the Company’s secured credit and other financial liabilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.

Other Financial Liabilities

Assumed Financial Obligations

Squireship Huarong bareboat charter arrangement

On May 29, 2026, in connection with the acquisition of the Squireship, the Company entered into a novation agreement with China Huarong Shipping Financial Leasing Company Co., Ltd., as financing lessor, and the seller of the vessel, pursuant to which, upon completion of the acquisition, a subsidiary of United, Squire Maritime Co., assuming all rights and outstanding obligations under the existing bareboat arrangement. Accordingly, Squire Maritime Co. became the lessee and United became the guarantor under the arrangement. The outstanding charterhire principal of $15,625 is repayable in 15 quarterly installments of $475, together with a purchase obligation of $8,500 upon expiration of the bareboat charter. The financing bears interest at a rate of three-month Term SOFR plus 2.15% per annum. The bareboat arrangement does not contain any financial covenants or security value maintenance provisions. The Company has the option to purchase the vessel at any time during the term of the arrangement at predetermined prices specified therein. As of June 30, 2026, the outstanding principal balance under the Squireship Huarong bareboat charter arrangement was $15,625.

Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2026

Nisea Huarong Sale and Leaseback

On March 5, 2026, the Company entered into an $18,250 sale and leaseback agreement with an affiliate of China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) to finance the purchase option cost of the Nisea under its previous bareboat charter. The Company sold and chartered back the vessel on a bareboat basis for a five-year period which commenced on March 10, 2026. The charterhire principal amortizes in 20 quarterly installments of $353 along with a purchase obligation of $11,200 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 1.95% per annum. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of June 30, 2026, the amount outstanding under the Nisea Huarong Sale and Leaseback was $17,898.

Sale and Leaseback Transactions repaid during the six-month period ended June 30, 2026

April 2023 Neptune Sale and Leaseback

On May 19, 2026, the Company exercised its purchase option under the April 2023 Neptune Sale and Leaseback in connection with the sale of the Cretansea to an unaffiliated party. Following the exercise of the purchase option, all securities created in favor of the lessor were irrevocably and unconditionally released. Οn that date, as a result of the prepayment, an amount of $60 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

Village Seven Sale and Leaseback

On May 28, 2026, the Company delivered notice to Village Seven Co., Ltd. and V7 Fune Inc. (collectively, “Village Seven”), the lessor under the Village Seven Sale and Leaseback, to exercise its purchase option with respect to the Exelixsea. The Company entered into a purchase option memorandum of agreement on August 3, 2026 and the transaction is expected to be completed in early September 2026.

As of June 30, 2026, the Company was in compliance with all covenants relating to its financial liabilities as at that date.

As of June 30, 2026, one of the Company’s owned vessels, having a net carrying value of $18,690, was subject to first and second priority mortgages as collateral to its long-term debt facility. As of June 30, 2026, four of the Company’s vessels (including the vessel held for sale), having a net carrying value of $94,068, were financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after June 30, 2026 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2027	14,980
2028	6,546
2029	6,546
2030	21,871
Thereafter	20,440
Total	70,383